UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB APPROVAL
OMB Number: 3235-0578
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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22067

Nicholas-Applegate Global Equity & Convertible Income Fund

(Registrant Name)

1345 Avenue of the Americas New York, New York	10105

(Address of Principal Executive Offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	August 31, 2010

Date of Reporting Period:	May 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2010 (unaudited)

Shares		Value*

COMMON STOCK—77.0%
Australia—3.0%
	Airlines—0.3%
152,554	Qantas Airways Ltd. (a)	$314,398

	Biotechnology—0.5%
17,462	CSL Ltd. (b)	462,906

	Commercial Banks—0.8%
19,579	Commonwealth Bank of Australia	858,231

	Construction & Engineering—0.4%
14,173	Leighton Holdings Ltd.	388,503

	Diversified Financial Services—0.4%
139,994	Challenger Financial Services Group Ltd.	439,835

	Metals & Mining—0.6%
13,924	BHP Billiton Ltd.	451,910
58,602	OneSteel Ltd.	158,075

		609,985

Austria—0.1%
	Building Products—0.0%
3,027	Wienerberger AG (a)	45,522

	Metals & Mining—0.1%
2,316	Voestalpine AG	64,403

Belgium—0.1%
	Chemicals—0.1%
5,374	Tessenderlo Chemie NV	154,644

Canada—0.5%
	Communications Equipment—0.5%
9,100	Research In Motion Ltd. (a)	552,370

China—0.2%
	Electronic Equipment, Instruments—0.1%
30,500	Kingboard Chemical Holdings Ltd.	142,627

	Independent Power Producers—0.1%
38,000	China Resources Power Holdings Co., Ltd.	76,911

Denmark—0.1%
	Construction & Engineering—0.1%
2,000	FLSmidth & Co. AS	124,381

Finland—0.2%
	Communications Equipment—0.1%
7,353	Nokia Oyj	74,227

	Food & Staples Retailing—0.1%
4,984	Kesko Oyj—Cl. B	161,982

France—2.4%
	Airlines—0.1%
4,355	Air France-KLM	52,301

	Automobiles—0.3%
9,874	Peugeot S.A. (a)	235,233
1,838	Renault S.A. (a)	65,461

		300,694

	Commercial Banks—0.4%
4,922	BNP Paribas	280,244
12,598	Credit Agricole S.A.	136,086

		416,330

	Diversified Telecommunication—0.8%
47,233	France Telecom S.A. (b)	897,200

	Electrical Equipment—0.2%
4,912	Alstom S.A.	232,892

	Household Durables—0.1%
2,043	SEB S.A.	136,429

	Metals & Mining—0.1%
3,088	ArcelorMittal	93,665

	Oil, Gas & Consumable Fuels—0.4%
8,490	Total S.A.	395,235

Germany—2.2%
	Airlines—0.3%
23,665	Deutsche Lufthansa AG (a)	316,181

	Automobiles—1.0%
17,212	Daimler AG (a)(b)	855,845
3,950	Porsche Automobile Holding SE	172,192

		1,028,037

	Chemicals—0.3%
7,688	K+S AG	351,300

	Industrial Conglomerates—0.3%
2,992	Siemens AG	270,507

	Metals & Mining—0.1%
1,548	Salzgitter AG	99,495

	Multi-Utilities—0.0%
568	RWE AG	41,080

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2010 (unaudited)

Shares		Value*

	Semiconductors & Semiconductor Equipment—0.2%
2,911	Aixtron AG	$78,889
15,947	Infineon Technologies AG (a)	89,556

		168,445

Greece—0.0%
	Commercial Banks—0.0%
4,039	National Bank of Greece S.A. (a)	49,103

Hong Kong—2.2%
	Airlines—0.4%
197,000	Cathay Pacific Airways Ltd.	376,813

	Diversified Financial Services—0.1%
8,000	Hong Kong Exchanges & Clearing Ltd.	123,339

	Electric Utilities—0.2%
59,000	Cheung Kong Infrastructure Holdings Ltd.	213,077

	Industrial Conglomerates—0.1%
3,600	Jardine Matheson Holdings Ltd.	125,245

	Marine—0.1%
10,500	Orient Overseas International Ltd. (a)	71,554

	Paper & Forest Products—0.1%
112,000	Lee & Man Paper Manufacturing Ltd.	84,079

	Real Estate Management & Development—1.0%
41,000	Hang Lung Group Ltd.	196,536
118,000	New World Development Ltd.	188,939
56,000	Swire Pacific Ltd.—Cl. A	605,659

		991,134

	Semiconductors & Semiconductor Equipment—0.1%
16,500	ASM Pacific Technology Ltd.	129,818

	Specialty Retail—0.1%
19,981	Esprit Holdings Ltd.	112,792

Ireland—0.0%
	Banks—0.0%
20,740	Anglo Irish Bank Corp. PLC (a)(c)	256

	Insurance—0.0%
9,738	Irish Life & Permanent PLC (a)	23,113

Italy—0.6%
	Electric Utilities—0.2%
54,358	Enel SpA	249,312

	Household Durables—0.2%
14,735	Indesit Co. SpA	156,455

	Oil, Gas & Consumable Fuels—0.2%
13,395	ENI SpA	252,224

Japan—5.7%
	Auto Components—0.1%
5,800	Tokai Rika Co., Ltd.	114,653

	Commercial Banks—0.3%
169,000	Hokuhoku Financial Group, Inc.	304,164

	Computers & Peripherals—0.1%
13,000	Toshiba Corp. (a)	66,653

	Consumer Finance—0.1%
490	ORIX Corp.	37,334
13,600	Promise Co., Ltd.	93,801

		131,135

	Diversified Telecommunication—0.1%
2,100	Nippon Telegraph & Telephone Corp.	86,095

	Electronic Equipment, Instruments—0.4%
3,500	FUJIFILM Holdings Corp.	103,054
5,500	Mitsumi Electric Co., Ltd.	98,276
23,000	Nippon Chemi-Con Corp. (a)	92,636
14,000	Star Micronics Co., Ltd.	139,558

		433,524

	Health Care Equipment & Supplies—0.2%
7,000	Olympus Corp.	179,248

	Household Durables—0.4%
13,300	Sony Corp.	409,678

	Leisure Equipment & Products—0.4%
5,000	Nikon Corp.	95,592
7,900	Sankyo Co., Ltd.	341,377

		436,969

	Machinery—0.2%
5,000	Glory Ltd.	112,128
4,700	Shima Seiki Manufacturing Ltd.	111,801

		223,929

	Marine—0.6%
71,000	Mitsui OSK Lines Ltd.	501,683
32,000	Nippon Yusen KK	114,233

		615,916

	Metals & Mining—0.4%
4,300	JFE Holdings, Inc.	141,541
43,000	Nippon Steel Corp.	148,452
56,000	Sumitomo Metal Industries Ltd.	139,578

		429,571

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2010 (unaudited)

Shares		Value*

	Pharmaceuticals—0.2%
6,000	Chugai Pharmaceutical Co., Ltd.	$103,673
3,300	Daiichi Sankyo Co., Ltd.	57,214

		160,887

	Real Estate Management & Development—0.1%
2,000	Daito Trust Construction Co., Ltd.	100,467

	Road & Rail—0.1%
1,700	East Japan Railway Co.	107,944

	Software—0.1%
300	Nintendo Co., Ltd.	87,199

	Specialty Retail—0.1%
3,000	Aoyama Trading Co., Ltd.	50,805

	Tobacco—0.1%
16	Japan Tobacco, Inc.	50,177

	Trading Companies & Distribution—1.5%
54,000	ITOCHU Corp.	444,610
70,000	Marubeni Corp.	391,241
26,000	Mitsui & Co., Ltd.	372,578
36,900	Sumitomo Corp.	400,187

		1,608,616

	Wireless Telecommunication Services—0.2%
50	KDDI Corp.	228,240

Netherlands—0.1%
	Diversified Financial Services—0.1%
14,541	ING Groep NV (a)	114,117

New Zealand—0.1%
	Construction Materials—0.1%
27,259	Fletcher Building Ltd.	149,556

Norway—0.3%
	Chemicals—0.3%
10,500	Yara International ASA	310,213

	Energy Equipment & Services—0.0%
3,400	TGS Nopec Geophysical Co. ASA (a)	46,320

Singapore—1.1%
	Airlines—0.4%
40,000	Singapore Airlines Ltd.	405,499

	Commercial Banks—0.2%
36,000	Oversea-Chinese Banking Corp.	215,169

	Distributors—0.2%
9,000	Jardine Cycle & Carriage Ltd.	178,711

	Electronic Equipment, Instruments—0.1%
26,000	Venture Corp. Ltd.	156,084

	Real Estate Management & Development—0.1%
71,000	Wing Tai Holdings Ltd.	77,128

	Transportation Infrastructure—0.1%
29,200	Singapore Airport Terminal Services Ltd.	55,910

Spain—1.2%
	Construction & Engineering—0.4%
9,221	ACS Actividades de Construccion y Servicios S.A.	341,982
2,822	Sacyr Vallehermoso S.A. (a)	15,054

		357,036

	Diversified Telecommunication—0.8%
45,274	Telefonica S.A.	863,809

Sweden—1.5%
	Commercial Banks—0.2%
19,000	Nordea Bank AB	155,012
4,200	Swedbank AB (a)	37,206

		192,218

	Household Durables—0.1%
5,400	Electrolux AB	119,520

	Machinery—0.5%
20,200	Sandvik AB	236,207
16,000	Trelleborg AB—Cl. B	95,012
14,200	Volvo AB—Cl. B (a)	146,598

		477,817

	Specialty Retail—0.7%
13,200	Hennes & Mauritz AB—Cl. B	739,845

Switzerland—1.2%
	Biotechnology—0.2%
5,878	Actelion Ltd. (a)	212,473

	Capital Markets—0.1%
2,773	Credit Suisse Group AG	107,193

	Insurance—0.7%
3,450	Zurich Financial Services AG (b)	702,046

	Textiles, Apparel & Luxury Goods—0.2%
656	Swatch Group AG	170,798

United Kingdom—7.0%
	Aerospace & Defense—0.1%
11,929	BAE Systems PLC	55,297

	Capital Markets—0.1%
17,856	3i Group PLC	73,095

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2010 (unaudited)

Shares		Value*

	Commercial Banks—0.5%
50,729	Barclays PLC	$221,241
18,343	Lloyds TSB Group PLC (a)	14,835
51,937	Royal Bank of Scotland Group PLC (a)	34,609
9,470	Standard Chartered PLC	222,744

		493,429

	Commercial Services & Supplies—0.2%
13,579	Aggreko PLC	246,710

	Food & Staples Retailing—0.3%
92,742	WM Morrison Supermarkets PLC (b)	352,607

	Industrial Conglomerates—0.1%
4,961	Cookson Group PLC (a)	33,863
4,730	Smiths Group PLC	70,203

		104,066

	Insurance—0.5%
253,484	Old Mutual PLC	415,208
45,432	Standard Life PLC	118,423

		533,631

	Machinery—0.2%
17,900	Charter International PLC	179,319

	Metals & Mining—1.5%
6,416	Anglo American PLC (a)	244,808
36,554	BHP Billiton PLC (b)	999,246
5,372	Rio Tinto PLC	246,486
4,527	Xstrata PLC	65,707

		1,556,247

	Multiline Retail—0.8%
26,858	Marks & Spencer Group PLC	136,471
21,928	Next PLC	655,370

		791,841

	Oil, Gas & Consumable Fuels—1.8%
16,993	BG Group PLC	258,650
	Royal Dutch Shell PLC,
16,201	Class A	424,948
45,399	Class B (a)(b)	1,142,117

		1,825,715

	Professional Services—0.1%
14,108	Michael Page International PLC	75,347

	Specialty Retail—0.1%
72,326	Galiform PLC (a)	74,447
16,621	Game Group PLC	21,988

		96,435

	Tobacco—0.4%
14,650	British American Tobacco PLC (b)	430,046

	Wireless Telecommunication Services—0.3%
165,068	Vodafone Group PLC	326,900

United States—47.2%
	Aerospace & Defense—0.8%
10,300	L-3 Communications Holdings, Inc.	851,089

	Auto Components—0.9%
31,200	Johnson Controls, Inc.	890,136

	Automobiles—1.1%
101,700	Ford Motor Co. (a)	1,192,941

	Beverages—2.1%
20,100	Coca-Cola Co.	1,033,140
15,600	Molson Coors Brewing Co.—Cl. B	640,224
7,600	PepsiCo, Inc.	477,964

		2,151,328

	Biotechnology—0.8%
22,800	Gilead Sciences, Inc. (a)	818,976

	Capital Markets—1.0%
31,248	Lazard Ltd.—Cl. A	985,562

	Communications Equipment—3.5%
5,266	Aviat Networks, Inc. (a)	23,223
44,800	Cisco Systems, Inc. (a)	1,037,568
5,984	EchoStar Corp.—Cl. A (a)	125,844
21,200	Harris Corp.	994,492
34,200	Juniper Networks, Inc. (a)	910,404
17,000	Qualcomm, Inc.	604,520

		3,696,051

	Computers & Peripherals—3.4%
5,200	Apple, Inc. (a)(b)	1,337,232
65,600	EMC Corp. (a)	1,221,472
7,500	International Business Machines Corp.	939,450

		3,498,154

	Diversified Financial Services—0.9%
24,837	JP Morgan Chase & Co.	983,048

	Diversified Telecommunication Services—0.7%
28,200	Verizon Communications, Inc.	776,064

	Electric Utilities—1.0%
13,855	Entergy Corp.	1,040,095

	Electronic Equipment, Instruments & Components—0.6%
14,000	Amphenol Corp.—Cl. A	593,600

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2010 (unaudited)

Shares		Value*

	Energy Equipment & Services—2.2%
9,700	Diamond Offshore Drilling, Inc.	$612,070
11,600	National Oilwell Varco, Inc.	442,308
21,700	Schlumberger Ltd.	1,218,455

		2,272,833

	Food Products—0.5%
20,500	Archer-Daniels-Midland Co.	518,035

	Health Care Equipment & Supplies—1.8%
15,600	Baxter International, Inc.	658,788
3,680	Intuitive Surgical, Inc. (a)	1,187,794

		1,846,582

	Health Care Providers & Services—2.8%
23,000	CIGNA Corp.	769,810
17,900	McKesson Corp. (b)	1,253,000
14,600	Medco Health Solutions, Inc. (a)	841,690

		2,864,500

	Hotels, Restaurants & Leisure—1.0%
15,000	McDonald’s Corp.	1,003,050

	Household Durables—0.4%
7,690	Stanley Black & Decker, Inc.	429,025

	Household Products—1.0%
16,500	Procter & Gamble Co.	1,007,985

	Independent Power Producers & Energy Traders—1.3%
12,500	Constellation Energy Group, Inc.	442,250
38,461	NRG Energy, Inc. (a)	898,064

		1,340,314

	Industrial Conglomerates—1.9%
62,026	General Electric Co.	1,014,125
45,800	Textron, Inc.	946,686

		1,960,811

	Insurance—2.4%
46,000	Genworth Financial, Inc.—Cl. A (a)	717,140
11,760	MetLife, Inc.	476,162
17,000	Prudential Financial, Inc.	981,071
19,230	XL Capital Ltd.—Cl. A	338,640

		2,513,013

	Internet Software & Services—0.9%
2,000	Google, Inc.—Cl. A (a)	970,360

	Machinery—2.2%
18,700	AGCO Corp. (a)	537,999
14,200	Deere & Co.	819,056
18,600	Joy Global, Inc.	948,600

		2,305,655

	Media—0.6%
29,919	DISH Network Corp.—Cl. A	623,811

	Metals & Mining—1.2%
17,550	Freeport-McMoRan Copper & Gold, Inc.	1,229,378

	Multiline Retail—1.0%
19,500	Target Corp.	1,063,335

	Oil, Gas & Consumable Fuels—1.7%
5,500	Occidental Petroleum Corp.	453,805
23,900	Peabody Energy Corp.	931,144
18,800	Valero Energy Corp.	351,184

		1,736,133

	Pharmaceuticals—3.4%
16,000	Abbott Laboratories	760,960
43,300	Bristol-Myers Squibb Co.	1,004,993
18,224	Johnson & Johnson	1,062,459
21,200	Merck & Co., Inc.	714,228

		3,542,640

	Semiconductors & Semiconductor Equipment—1.8%
48,000	Intel Corp.	1,028,160
33,900	Texas Instruments, Inc.	827,838

		1,855,998

	Software—2.3%
44,500	Microsoft Corp.	1,148,100
53,000	Oracle Corp.	1,196,210

		2,344,310

	Total Common Stock (cost—$130,181,023)	79,751,859

Shares (000s)		Credit Rating (Moody’s/S&P)

CONVERTIBLE PREFERRED STOCK—13.9%
	Airlines—0.1%
2	Continental Airlines Finance Trust II, 6.00%, 11/15/30	Caa1/CCC	66,275

	Automobiles—0.4%
60	General Motors Corp., 6.25%, 7/15/33, Ser. C (a)	WR/NR	435,000

	Banks—0.2%
4	Barclays Bank PLC, 10.00%, 3/15/11 (Teva Pharmaceuticals Industries Ltd.) (d)	A1/A+	218,868

	Capital Markets—0.3%
	Lehman Brothers Holdings, Inc. (c)(d)(e),
42	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	135,833
9	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	126,771

			262,604

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2010 (unaudited)

Shares			Credit Rating
(000s)			(Moody’s/S&P)	Value*

		Commercial Banks—0.4%
2		Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (f)	Ba1/BB	$224,400
—	(j)	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (f)	Ba1/A-	235,000

				459,400

		Commercial Services & Supplies—1.2%
9		Avery Dennison Corp., 7.875%, 11/15/20	NR/BB+	345,510
29		United Rentals, Inc., 6.50%, 8/1/28	Caa2/CCC	937,063

				1,282,573

		Consumer Finance—0.4%
1		SLM Corp., 7.25%, 12/15/10	Ba3/BB-	392,533

		Diversified Financial Services—1.9%
5		AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	200,100
		Bank of America Corp.,
1		7.25%, 1/30/13, Ser. L (f)	Ba3/BB	462,504
7		10.00%, 2/24/11, Ser. SLB (Schlumberger Ltd.) (d)	A2/A	414,222
4		Citigroup, Inc., 7.50%, 12/15/12	NR/NR	502,488
26		JP Morgan Chase & Co.,
		10.00%, 1/20/11, Ser. SYMC (Symantec Corp.) (d)	Aa3/A	404,404

				1,983,718

		Food Products—0.8%
10		Bunge Ltd., 4.875%, 12/1/11 (f)	Ba1/BB	800,000

		Household Durables—0.1%
4		Newell Financial Trust I, 5.25%, 12/1/27 (f)	WR/BB	148,500

		Insurance—0.9%
22		American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	200,380
5		Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	369,200
14		XL Capital Ltd., 10.75%, 8/15/11	Baa2/BBB-	370,037

				939,617

		Metals & Mining—0.8%
17		Vale Capital Ltd., 5.50%, 6/15/10, Ser. RIO (Compania Vale do Rio Doce) (d)	NR/NR	869,209

		Multi-Utilities—1.3%
30		AES Trust III, 6.75%, 10/15/29	B3/B	1,290,000

		Oil, Gas & Consumable Fuels—0.9%
5		ATP Oil & Gas Corp., 8.00%, 10/1/14 (f)(g)(h)	NR/NR	347,800
7		Chesapeake Energy Corp., 5.00%, 11/15/10 (f)	NR/B	525,113

				872,913

		Pharmaceuticals—1.6%
5		Merck & Co., Inc., 6.00%, 8/13/10	A2/A-	1,177,524
—	(j)	Mylan, Inc., 6.50%, 11/15/10	NR/B	441,672

				1,619,196

		Real Estate Investment Trust—1.4%
11		Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (f)	NR/NR	240,643
60		FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (a)	Caa3/C	1,230,000

				1,470,643

		Wireless Telecommunication Services—1.2%
23		Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	1,255,516

		Total Convertible Preferred Stock (cost-$21,546,971)		14,366,565

Principal
Amount
(000s)

CONVERTIBLE BONDS & NOTES—7.6%
		Auto Components—0.4%
$325		BorgWarner, Inc., 3.50%, 4/15/12	NR/BBB	419,250

		Commercial Services & Supplies—0.6%
650		Bowne & Co., Inc., 6.00%, 10/1/33 (i)	B3/CCC+	644,312

		Electrical Equipment—1.0%
400		EnerSys, 3.375%, 6/1/38 (i)	B2/BB	362,500
785		JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	665,287

				1,027,787

		Energy Equipment & Services—0.3%
375		Hornbeck Offshore Services, Inc., 1.625%, 11/15/26 (i)	NR/BB-	298,125

		Household Durables—0.5%
475		Stanley Black & Decker, Inc., zero coupon, 5/17/12, VRN	Baa1/A-	503,928

		Internet Software & Services—0.3%
275		VeriSign, Inc., 3.25%, 8/15/37	NR/NR	258,500

		IT Services—0.5%
475		Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	499,344

		Machinery—0.3%
250		Titan International, Inc., 5.625%, 1/15/17 (g)(h)	NR/NR	311,875

		Media—0.7%
310		Liberty Media LLC, 3.125%, 3/30/23	B1/BB-	328,988
400		Regal Entertainment Group, 6.25%, 3/15/11 (g)(h)	NR/NR	409,500

				738,488

		Multi-Utilities—1.1%
425		PG&E Corp., 9.50%, 6/30/10	NR/NR	1,171,406

		Pharmaceuticals—0.5%
450		Biovail Corp., 5.375%, 8/1/14 (g)(h)	NR/NR	537,750

		Real Estate Investment Trust—0.4%
400		Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	428,500

		Semiconductors & Semiconductor Equipment—0.5%
600		Micron Technology, Inc., 1.875%, 6/1/14	NR/B	540,000

		Software—0.3%
250		Rovi Corp., 2.625%, 2/15/40 (g)(h)	NR/NR	253,750

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

CONVERTIBLE BONDS & NOTES—(continued)
	Thrifts & Mortgage Finance—0.2%
$200	MGIC Investment Corp., 5.00%, 5/1/17	NR/CCC+	$207,750

	Total Convertible Bonds & Notes (cost-$8,509,050)		7,840,765

Shares

WARRANTS (a)—0.0%
	Electronic Equipment, Instruments—0.0%
3,050	Kingboard Chemical Holdings Ltd., expires 10/31/12 (cost-$361)		1,332

Principal
Amount
(000s)

SHORT-TERM INVESTMENT—1.3%
	Time Deposit—1.3%
$1,345	Citibank - London, 0.03%, 6/1/10 (cost-$1,345,041)		1,345,041

	Total Investments before options written (cost-$161,582,446)—99.8%		103,305,562

Contracts

OPTIONS WRITTEN (a)—(0.0)%
	Call Options—(0.0)%
35	Apple, Inc., strike price $280, expires 6/19/10		(5,145)
125	McKesson Corp., strike price $72.50, expires 6/19/10		(8,125)

	Total Options Written (premiums received-$10,905)		(13,270)

	Total Investments net of options written
	(cost-$161,571,541) (k)—99.8%		103,292,292

	Other assets less other liabilities—0.2%		250,392

	Net Assets—100.0%		$103,542,684

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences would be material. The Fund’s NAV is normally determined as of the close of regular trading (normally 4:00 p.m. Eastern time on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time of the Fund’s NAV is calculated. With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in the determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(a)	Non-income producing.
(b)	All or partial amount segregated as collateral for options written.
(c)	Fair-Valued—Securities with an aggregate value of $262,860, representing 0.3% of net assets.
(d)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the paranthetical.

(e)	In default.
(f)	Perpetual maturity. Maturity date shown is the first call date.
(g)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $1,860,675, representing 1.8% of net assets.
(h)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(i)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(j)	Less than 500 shares.
(k)	Securities with an aggregate value of $30,294,421, representing 29.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

Glossary:
NR — Not Rated
REIT — Real Estate Investment Trust

VRN — Variable Rate Note. Instruments whose interest rate change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on May 31, 2010.

WR — Withdrawn Rating

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2010 (unaudited)

Other Investments:
Transactions in options written for the nine months ended May 31, 2010:

	Contracts	Premiums

Options outstanding, August 31, 2009	92,365	$328,562
Options written	539,360	1,585,668
Options terminated in closing purchase transactions	(198,085)	(444,628)
Options expired	(433,480)	(1,458,697)

Options outstanding, May 31, 2010	160	$10,905

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

• Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended May 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for international equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at May 31, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1- Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Observable Inputs	Value at 5/31/2010

Investments in Securities - Assets
Common Stock:
Australia	–	$3,073,858	–	$3,073,858
Austria	–	109,925	–	109,925
Belgium	–	154,644	–	154,644
China	–	219,538	–	219,538
Denmark	–	124,381	–	124,381
Finland	–	236,209	–	236,209
France	–	2,524,746	–	2,524,746
Germany	–	2,275,045	–	2,275,045
Greece	–	49,103	–	49,103
Hong Kong	–	2,227,851	–	2,227,851
Ireland	–	23,113	$256	23,369
Italy	–	657,991	–	657,991
Japan	–	5,825,870	–	5,825,870
Netherlands	–	114,117	–	114,117
New Zealand	–	149,556	–	149,556
Norway	–	356,533	–	356,533
Singapore	–	1,088,501	–	1,088,501
Spain	–	1,220,845	–	1,220,845
Sweden	–	1,529,400	–	1,529,400
Switzerland	–	1,192,510	–	1,192,510
United Kingdom	–	7,140,685	–	7,140,685
All other	$49,457,182	–	–	49,457,182
Convertible Preferred Stock:
Banks	–	218,868	–	218,868
Capital Markets	–	–	262,604	262,604
Diversified Financials	1,165,092	818,626	–	1,983,718
All Other	11,901,375	–	–	11,901,375
Convertible Bonds & Notes	–	7,840,765	–	7,840,765
Warrants	1,332	–	–	1,332
Short-Term Instrument	–	1,345,041	–	1,345,041

Total Investments in Securities-Assets	$62,524,981	$40,517,721	$262,860	$103,305,562

Investments in Securities - Liabilities
Options Written, at value	(13,270)	–	–	(13,270)

Total Investments	$62,511,711	$40,517,721	$262,860	$103,292,292

*There were no transfers into and out of Levels 1 and 2 during the nine months ended May 31, 2010.

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2010 (unaudited)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended May 31, 2010, were as follows:

	Beginning Balance 8/31/2009	Net Purchases (Sales) and Settlements	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfer into Level 3*	Transfer out of Level 3*	Ending Balance 5/31/2010

Investments in Securities - Assets
Common Stock:
Banks	$ 298	–	–	–	($42)	–	–	$ 256
Convertible Preferred Stock:
Capital Markets	262,604	–	–	–	–	–	–	262,604

Total Investments	$262,902	–	–	–	($42)	–	–	$262,860

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at May 31, 2010 was $(42).

*There were no transfers into and out of Level 3 during the nine months ended May 31, 2010.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Global Equity & Convertible Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 16, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 16, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 16, 2010